Equity-Based Compensation (Details) $ / shares in Units, $ in Thousands	Jun. 30, 2021 USD ($) tranche $ / shares
Equity-Based Compensation
Participation threshold | $ / shares	$ 1.00
Number of tranches | tranche	3
Unrecognized compensation costs | $	$ 27,942